Convertible Preferred Stock Warrant Liability - Schedule of Fair Value of the Preferred Stock Warrants (Details)	Dec. 31, 2023	Dec. 31, 2022
Measurement Input, Risk Free Interest Rate [Member]
Schedule of Fair Value of the Preferred Stock Warrants [Line Items]
Fair value of the preferred stock warrants	5.4	4.7
Measurement Input, Expected Term [Member]
Schedule of Fair Value of the Preferred Stock Warrants [Line Items]
Fair value of the preferred stock warrants	0.25	1
Measurement Input, Expected Dividend Rate [Member]
Schedule of Fair Value of the Preferred Stock Warrants [Line Items]
Fair value of the preferred stock warrants
Measurement Input, Price Volatility [Member]
Schedule of Fair Value of the Preferred Stock Warrants [Line Items]
Fair value of the preferred stock warrants	65.9	85